Supplement to Statement of Additional Information dated May 1, 2006

The designated fields are added as indicated. The fifth entry in the table listing the current Trustees of the HIT and their principal occupations on page 25 should be added as follows:

Edward C. Sullivan          Union Trustee     Service          President, Building         None
815 16th Street, N.W.                         Commenced        Construction Trades
Suite 600                                     May 2000,        Department, AFL-CIO;
Washington, D.C.  20006                       Term Expires     formerly, General
Age                                           2006             President, International
62                                                             Union of Elevator
                                                               Constructors.

The date of this supplement is June 16, 2006.